Income Taxes (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Note [Line Items]
Statutory tax rate			26.00%
Current and deferred income tax relating to items charged directly to equity
New MFC
Income Tax Note [Line Items]
Statutory tax rate	0.00%	0.00%